FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Fair Value Disclosures [Text Block]
8.      FAIR VALUE MEASUREMENTS.

The fair value hierarchy prioritizes the inputs used in valuation techniques into three levels as follows:

•	Level 1 – Observable inputs – unadjusted quoted prices in active markets for identical assets and liabilities;

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with market data; and

•
Level 3 – Unobservable inputs – includes amounts derived from valuation models where one or more significant inputs are unobservable. For fair value measurements using significant unobservable inputs, a description of the inputs and the information used to develop the inputs is required along with a reconciliation of Level 3 values from the prior reporting period.

Convertible Notes and Warrants – The Company has recorded its Convertible Notes and Warrants at fair value and designated them as Level 3.

The Convertible Notes were valued using a combination of a Monte Carlo Binomial Lattice-Based valuation methodology for the embedded conversion feature, adjusted for marketability restrictions, combined with a discounted cash flow model for the payment stream of the debt instrument. The significant assumptions used in the valuations are as follows:

Assumptions	September 30, 2011	December 31, 2010
Stock price	$0.29	$5.04
Volatility	68.7%	68.4%
Risk free interest rate	0.06%	0.29%
Term (years)	0.61	1.03
Marketability discount	21.1%	27.0%
Discount rate of debt instrument	30.0%	30.0%

Based on the above, the Company estimated the fair value of the Convertible Notes to be $10,896,000 and $38,108,000 at September 30, 2011 and December 31, 2010, respectively.

The Warrants were valued using a Monte Carlo Binomial Lattice-Based valuation methodology, adjusted for marketability restrictions. The significant assumptions used in the valuations are as follows:

Assumptions	September 30, 2011	December 31, 2010
Stock price	$0.29	$5.04
Volatility	74.2%	63.5%
Risk free interest rate	1.20%	2.71%
Term (years)	6.10	6.90
Marketability discount	52.1%	44.4%

Based on the above, the Company estimated the fair value of the Warrants to be $292,000 and $5,718,000 at September 30, 2011 and December 31, 2010, respectively.

Other Derivative Instruments – The Company’s other derivative instruments consist of commodity positions. The fair value of the commodity positions are based on quoted prices on the commodity exchanges and are designated as Level 1.

The following table summarizes fair value measurements by level at September 30, 2011 (in thousands):

	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes	$—	$—	$10,896	$10,896
Warrants (1)	—	—	292	292
Commodity contracts (2)	140	—	—	140
Total Liabilities	$140	$—	$11,188	$11,328

__________

(1)  Included in other liabilities in the consolidated balance sheets.

(2)  Included in accrued liabilities in the consolidated balance sheets.

The following table summarizes fair value measurements by level at December 31, 2010 (in thousands):

	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes	$—	$—	$38,108	$38,108
Warrants (1)	—	—	5,718	5,718
Commodity contracts (2)	15	—	—	15
Total Liabilities	$15	$—	$43,826	$43,841

__________

(1)  Included in other liabilities in the consolidated balance sheets.

(2)  Included in accrued liabilities in the consolidated balance sheets.

The changes in the Company’s Level 3 fair values are as follows (in thousands):

	Convertible Notes	Warrants
Balance, December 31, 2010	$38,108	$5,718
Principal payments	(25,670)	—
Adjustments to fair value for the period	(1,542)	(5,426)
Balance, September 30, 2011	$10,896	$292

13.      FAIR VALUE MEASUREMENTS.

The fair value hierarchy prioritizes the inputs used in valuation techniques into three levels as follows:

•	Level 1 – Observable inputs – unadjusted quoted prices in active markets for identical assets and liabilities;

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with market data; and

•
Level 3 – Unobservable inputs – includes amounts derived from valuation models where one or more significant inputs are unobservable. For fair value measurements using significant unobservable inputs, a description of the inputs and the information used to develop the inputs is required along with a reconciliation of Level 3 values from the prior reporting period.

Convertible Notes and Warrants – As discussed in Notes 6 and 10, the Company recorded the Convertible Notes and Warrants at fair value and designated them as Level 3 on their issuance date.

The Convertible Notes were valued using a combination of a Monte Carlo Binomial Lattice-Based valuation methodology for the embedded conversion feature, adjusted for marketability restrictions, combined with a discounted cash flow model for the payment stream of the debt instrument. Significant assumptions used in the valuation at both the issuance date and December 31, 2010 are as follows:

Assumptions	October 6, 2010	December 31, 2010
Conversion price	$5.95	$5.95
Volatility	73.7%	68.4%
Risk free interest rate	0.24%	0.29%
Term (years)	1.27	1.03
Marketability discount	32.0%	27.0%
Discount rate on plain debt	30.0%	30.0%

Based on the above, the Company estimated the fair value of the Convertible Notes to be $37,474,000 at October 6, 2010 and $38,108,000 at December 31, 2010.

The Warrants were valued using a Monte Carlo Binomial Lattice-Based valuation methodology, adjusted for marketability restrictions. Significant assumptions used in the valuations at both the issuance date and December 31, 2010 are as follows:

Assumptions	October 6, 2010	December 31, 2010
Strike price	$5.95	$5.95
Volatility	67.0%	63.5%
Risk free interest rate	1.77%	2.71%
Term (years)	7.00	6.90
Marketability discount	50.4%	44.4%

Based on the above, the Company estimated the fair value of the Warrants to be $7,445,000 at October 6, 2010 and $5,718,000 at December 31, 2010.

Interest Rate Caps and Swaps – Prior to the Effective Date, the Company classified the Plant Owners’ interest rate caps and swaps into the following levels depending on the inputs used to determine their fair values. The fair value of the interest rate caps were designated as Level 2 based on quoted prices on similar assets or liabilities in active markets. The fair values of the interest rate swaps were designated as Level 3 and were based on a combination of observable inputs and material unobservable inputs.

The Plant Owners had five pay-fixed-and-receive variable interest rate swaps in liability positions which were extinguished as part of the emergence from bankruptcy. The value of these swaps was materially affected by the Plant Owners’ credit. A pre-credit fair value of each swap was determined using conventional present value discounting based on the 3-year Euro dollar futures curves and the LIBOR swap curve beyond 3 years, resulting in a liability of approximately $4,070,000 and $7,189,000 at June 29, 2010 and December 31, 2009, respectively. To reflect the Plant Owners’ financial condition and Chapter 11 Filings, a recovery rate of 40% was applied to that value. Management elected the 40% recovery rate in the absence of any other company-specific information. As the recovery rate is a material unobservable input, these swaps were considered Level 3. It is the Company’s understanding that a 40% recovery rate reflects the standard market recovery rate provided by Bloomberg in probability of default calculations. The Company applied its interpretation of the 40% recovery rate to the swap liability, reducing the liability by 60% to approximately $1,628,000 and $2,875,000 at June 29, 2010 and December 31, 2009, respectively, to reflect the credit risk to counterparties. On June 29, 2010, the liability balance was removed from the Company’s consolidated financial statements as discussed in Note 7.

Other Derivative Instruments – The Company’s other derivative instruments consist of commodity positions and other interest rate caps and swaps. The fair value of the commodity positions are based on quoted prices on the commodity exchanges and are designated as Level 1; the fair value of the interest rate caps and certain swaps are based on quoted prices on similar assets or liabilities in active markets and discounts to reflect potential credit risk to lenders and are designated as Level 2; and certain interest rate swaps are based on a combination of observable inputs and material unobservable inputs.

The following table summarizes fair value measurements by level at December 31, 2010 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Interest rate caps	—	—	—	—
Total Assets	$—	$—	$—	$—

Liabilities:
Convertible notes	$—	$—	$38,108	$38,108
Warrants(1)	—	—	5,718	5,718
Commodity contracts	15	—	—	15
Total Liabilities	$15	$—	$43,826	$43,841

__________

(1)      Included in other liabilities in the consolidated balance sheets.

The following table summarizes fair value measurements by level at December 31, 2009 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Interest rate caps	$—	$21	$—	$21
Total Assets	$—	$21	$—	$21

Liabilities:
Interest rate caps and swaps	$—	$971	$2,875	$3,846
Total Liabilities	$—	$971	$2,875	$3,846

For fair value measurements using significant unobservable inputs (Level 3), a description of the inputs and the information used to develop the inputs is required along with a reconciliation of Level 3 values from the prior reporting period. The changes in the Company’s fair value of its Level 3 inputs are as follows (in thousands):

	Convertible Notes	Warrants	Interest Rate Swaps
Balance, December 31, 2008	$—	$—	$(5,245)
Adjustments to fair value for the period	—	—	2,370
Balance, December 31, 2009	—	—	(2,875)
Issuance of convertible notes and warrants	37,474	7,445	—
Adjustments to fair value for the period	634	(1,727)	1,247
Gain recognized in bankruptcy exit	—	—	1,628
Balance, December 31, 2010	$38,108	$5,718	—

Reconciliation of Impact to Statements of Operations – The following reconciliation summarizes the initial amounts recognized for the issuance of the Convertible Notes and Warrants and subsequent amounts that are recorded in the statements of operations as fair value adjustments to the Convertible Notes and Warrants (in thousands):

	Balance Sheet		Statements of Operations
	Convertible Notes	Warrants	Fair Value Gain (Loss)
Issuance of $35.0 million on October 6, 2010	$37,474	$7,445	$(9,919)
Write off of issuance costs	—	—	(2,910)
Adjustments to fair value for the period	634	(1,727)	1,093
Ending balance, December 31, 2010	$38,108	$5,718	$(11,736)